Segments and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of operating segments
	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2022:

Revenues	$7,693	$12,873	$572	$-	$21,138

Gross profit	$1,915	$2,575	$(19)	$-	$4,471

Allocated operating expenses	$1,209	$1,585	$271	$-	$3,065

Acquisition expenses	$44				$44

Unallocated operating expenses					$361

Operating Income (loss)	$662	$990	$(290)	$-	$1,001

Financial expenses					$(529)

Net Income before tax	-	-	-	-	$472

Tax on income	-	-	-	-	$-

Net Income	-	-	-	-	$472

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated
Six months ended June 30, 2021:

Revenues	$6,322	$9,249	$1,036	$(50)	$16,557

Gross profit	$1,553	$1,699	$31	$-	$3,283

Allocated operating expenses	$1,112	$1,148	$336	$-	$2,596

Unallocated operating expenses					$324

Income (loss) from operations	$441	$551	$(305)	$-	$363

Financial expenses	-	-	-	-	$(98)

Net Income before tax	-	-	-	-	$265

Tax on income	-	-	-	-	$(1)

Net Income	-	-	-	-	$264

Schedule of total revenues
	June 30,
	2022	2021
	Unaudited

Israel	$16,686	$12,493
Far East	1,536	2,169
India	641	593
Europe	399	250
United States	1,733	1,052
Others	143	-

	$21,138	$16,557